Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
Common Stock
12.	Common Stock

The Company is authorized to issue unlimited shares of common stock with a par value of $0.021848. Each share of common stock is entitled to one vote. At December 31, 2023 and 2022, the number of shares of common stock issued and outstanding were 380,413,497 and 376,660,069, respectively.

No common stock dividend was declared by the Company’s Board of Directors for the years ended December 31, 2023, 2022 and 2021.